Fair Value Measurements - Summary of Change in the Fair Value of Warrant Liabilities (Detail) - Warrant [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning balance	$ 16,881	$ 13,605	$ 7,508	$ 16,380	$ 250,250
Change in fair value	(1,274)	3,276	6,097	(8,873)	(233,870)
Fair value, Ending balance	$ 15,607	$ 16,881	$ 13,605	$ 7,508	$ 16,380